Fair Value of Financial Instruments - Narrative (Details) - Contingent consideration payable $ in Millions	12 Months Ended
	Jun. 30, 2021 CAD ($) month	Jun. 30, 2020 CAD ($) month
Estimated probability of achieving milestones
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Percentage of reasonably possible decrease in unobservable input, liabilities	10.00%	10.00%
Decrease in fair value measurement due to reasonably possible decrease in unobservable input, liabilities		$ (1.9)
Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Percentage of reasonably possible decrease in unobservable input, liabilities	5.00%	5.00%
Percentage of reasonably possible increase in unobservable input, liabilities	5.00%	5.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities		$ (0.2)
Expected timing of achieving milestones
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	$ 0.0	$ (0.1)
Months delayed expected timing of achieving milestones | month	6	6